OPERATING ASSETS AND LIABILITIES - Accounting policies and management estimates (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Research and development expenses	kr 2,386	kr 1,431	kr 874
Carrying amount of intangible asset	kr 470	470
Actual useful life of intangibles	7 years
Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life of intangibles	7 years
Licences, Rights and Patents
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible asset	kr 470	kr 470
Licences, Rights and Patents | Minimum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life of intangibles	5 years
Licences, Rights and Patents | Maximum
Disclosure of detailed information about intangible assets [line items]
Estimated useful life of intangibles	7 years